Share-Based Compensation Plans - Share-Based Compensation Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation	$ 31.1	$ 40.6	$ 31.5
Income tax benefit recognized related to share-based compensation	16.9	12.2	21.2
Proceeds from share-based awards	70.1	25.5	101.0
Excess income tax benefit recognized related to share-based compensation awards	$ 7.4	$ 4.6	$ 8.4